NATIONWIDE

VLI SEPARATE

ACCOUNT-3

Annual Report

to

Contract Owners

December 31, 2014

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Subsidiaries and Contract Owners of Nationwide VLI Separate Account-3:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-3 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:

Stock Index Fund, Inc. - Initial Shares (DSIF)
5,215 shares (cost $147,307)	$234,606
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2,049 shares (cost $63,812)	94,212
Emerging Markets Debt Portfolio - Class I (MSEM)
2,755 shares (cost $22,431)	21,902
U.S. Real Estate Portfolio - Class I (MSVRE)
4,796 shares (cost $53,380)	96,540
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
73 shares (cost $1,355)	1,407
NVIT International Equity Fund - Class I (GIG)
282 shares (cost $3,025)	2,903
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,443 shares (cost $15,631)	14,648
NVIT Core Bond Fund - Class I (NVCBD1)
240 shares (cost $2,610)	2,626
NVIT Nationwide Fund - Class I (TRF)
564,255 shares (cost $5,818,139)	8,249,407
NVIT Government Bond Fund - Class I (GBF)
75,955 shares (cost $881,471)	840,820
American Century NVIT Growth Fund - Class I (CAF)
139,348 shares (cost $1,511,346)	3,108,856
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
5,541 shares (cost $55,085)	71,643
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2,481 shares (cost $25,564)	25,876
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
9,242 shares (cost $109,254)	123,468
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
20,617 shares (cost $199,766)	285,959
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,143 shares (cost $13,485)	13,596
NVIT Money Market Fund - Class I (SAM)
222,485 shares (cost $222,485)	222,485
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
770 shares (cost $9,279)	8,544
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
1,035 shares (cost $10,468)	13,903
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2,530 shares (cost $24,568)	29,827
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
408 shares (cost $5,198)	5,133
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
193 shares (cost $2,119)	2,284
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
16,052 shares (cost $169,977)	254,583
NVIT Multi-Manager Small Company Fund - Class I (SCF)
5,945 shares (cost $100,282)	139,421
NVIT Large Cap Growth Fund - Class I (NVOLG1)
190 shares (cost $3,706)	4,330
NVIT Real Estate Fund - Class I (NVRE1)
496 shares (cost $4,487)	4,200

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

VP Balanced Fund - Class I (ACVB)
24,234 shares (cost $151,492)	$193,148
VP Capital Appreciation Fund - Class I (ACVCA)
7,777 shares (cost $100,632)	122,260
VP Income & Growth Fund - Class I (ACVIG)
2,319 shares (cost $12,826)	23,443
VP International Fund - Class I (ACVI)
3,149 shares (cost $24,972)	31,426
VP Ultra(R) Fund - Class I (ACVU1)
25 shares (cost $236)	395
VP Value Fund - Class I (ACVV)
16,895 shares (cost $96,217)	158,984
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
1,452 shares (cost $19,468)	26,721
Appreciation Portfolio - Initial Shares (DCAP)
179 shares (cost $6,088)	8,869
Growth and Income Portfolio - Initial Shares (DGI)
898 shares (cost $18,016)	29,352
Quality Bond Fund II - Primary Shares (FQB)
1,599 shares (cost $18,105)	18,260
Equity-Income Portfolio - Initial Class (FEIP)
9,630 shares (cost $187,952)	233,732
High Income Portfolio - Initial Class (FHIP)
8,183 shares (cost $45,840)	45,171
VIP Asset Manager Portfolio - Initial Class (FAMP)
1,922 shares (cost $27,249)	32,963
VIP Contrafund(R) Portfolio - Initial Class (FCP)
14,415 shares (cost $353,294)	538,535
VIP Growth Opportunities Portfolio - Initial Class (FGOP)
264 shares (cost $6,114)	8,846
VIP Growth Portfolio - Initial Class (FGP)
5,813 shares (cost $212,050)	368,990
VIP Overseas Portfolio - Initial Class (FOP)
3,341 shares (cost $53,410)	62,481
VIP Value Strategies Portfolio - Service Class (FVSS)
1,170 shares (cost $10,344)	17,735
Short Duration Bond Portfolio - I Class Shares (AMTB)
1,408 shares (cost $15,755)	15,013
Balanced Portfolio - I Class Shares (AMBP)
44,133 shares (cost $436,451)	570,197
Growth Portfolio - I Class Shares (AMTG)
6,410 shares (cost $106,160)	188,903
Guardian Portfolio - I Class Shares (AMGP)
1,074 shares (cost $20,303)	25,874
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2,359 shares (cost $27,549)	38,659
Capital Income Fund/VA - Non-Service Shares (OVMS)
612 shares (cost $6,771)	8,985
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
1,945 shares (cost $75,444)	126,188
Core Bond Fund/VA - Non-Service Shares (OVB)
1,698 shares (cost $11,044)	13,516
Global Securities Fund/VA - Non-Service Shares (OVGS)
4,132 shares (cost $110,129)	163,234
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
4,010 shares (cost $43,267)	37,414

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

VIP Trust Emerging Markets Fund - Initial Class (VWEM)
7,645 shares (cost $93,752)	$99,002
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2,173 shares (cost $73,022)	55,117
Advantage VT Discovery Fund (SVDF)
2,584 shares (cost $61,940)	79,346
Advantage VT Opportunity Fund - Class 2 (SVOF)
4,806 shares (cost $76,666)	138,703

Total Investments	$17,354,641

Other Accounts Receivable	3,703
Accounts Receivable-VP International Fund - Class I (ACVI)	18
Accounts Receivable-Balanced Portfolio - I Class Shares (AMBP)	1,105
Accounts Receivable-Short Duration Bond Portfolio - I Class Shares (AMTB)	8
Accounts Receivable-Quality Bond Fund II - Primary Shares (FQB)	5
Accounts Receivable-VIP Value Strategies Portfolio - Service Class (FVSS)	5
Accounts Receivable-NVIT International Equity Fund - Class I (GIG)	2
Accounts Receivable-American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	1
Accounts Receivable-NVIT Core Bond Fund - Class I (NVCBD1)	1
Accounts Receivable-NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	5
Accounts Receivable-NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	5
Accounts Receivable-NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	3
Accounts Receivable-Core Bond Fund/VA - Non-Service Shares (OVB)	15
Accounts Receivable-Capital Income Fund/VA - Non-Service Shares (OVMS)	10
Accounts Receivable-Advantage VT Discovery Fund (SVDF)	32

Accounts Payable-NVIT Real Estate Fund - Class I (NVRE1)	(5)
Accounts Payable-VP Income & Growth Fund - Class I (ACVIG)	(2)
Accounts Payable-VP Ultra(R) Fund - Class I (ACVU1)	(5)
Accounts Payable-Guardian Portfolio - I Class Shares (AMGP)	(10)
Accounts Payable-Growth and Income Portfolio - Initial Shares (DGI)	(8)
Accounts Payable-Small Cap Stock Index Portfolio - Service Shares (DVSCS)	(17)
Accounts Payable-VIP Asset Manager Portfolio - Initial Class (FAMP)	(10)
Accounts Payable-High Income Portfolio - Initial Class (FHIP)	(22)
Accounts Payable-NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	(10)
Accounts Payable-NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	(8)
Accounts Payable-NVIT Large Cap Growth Fund - Class I (NVOLG1)	(8)
Accounts Payable-NVIT Nationwide Fund - Class I (TRF)	(2,923)
Accounts Payable-VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	(32)

$17,356,499

Contract Owners’ Equity:
Accumulation units	17,356,499

Total Contract Owners’ Equity (note 8)	$17,356,499

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:		Total	DSIF	DSRG	MSEM	MSVRE	NVAMV1	GIG	NVNMO1
Reinvested dividends	$	172,518	4,067	1,106	1,216	1,276	27	56	131
Asset charges (note 3)		(107,358)	(1,433)	(598)	(125)	(562)	(7)	(12)	(72)

Net investment income (loss)		65,160	2,634	508	1,091	714	20	44	59

Realized gain (loss) on investments		587,134	5,870	11,346	67	7,868	1	6	(4)
Change in unrealized gain (loss) on investments		679,446	16,313	(6,929)	(811)	14,012	(18)	(122)	(1,526)

Net gain (loss) on investments		1,266,580	22,183	4,417	(744)	21,880	(17)	(116)	(1,530)

Reinvested capital gains		216,629	2,769	7,235	167	-	144	-	2,314

Net increase (decrease) in contract owners’ equity resulting from operations	$	1,548,369	27,586	12,160	514	22,594	147	(72)	843

Investment Activity:		NVCBD1	TRF	GBF	CAF	GVIDA	GVIDC	GVIDM	GVDMA
Reinvested dividends	$	72	93,659	17,121	10,677	1,202	466	2,108	4,873
Asset charges (note 3)		(21)	(50,469)	(5,379)	(19,510)	(560)	(196)	(835)	(1,950)

Net investment income (loss)		51	43,190	11,742	(8,833)	642	270	1,273	2,923

Realized gain (loss) on investments		1	220,011	(5,612)	178,116	6,041	323	1,631	1,180
Change in unrealized gain (loss) on investments		51	612,900	27,495	140,377	(3,842)	(700)	2,609	8,000

Net gain (loss) on investments		52	832,911	21,883	318,493	2,199	(377)	4,240	9,180

Reinvested capital gains		-	-	-	-	-	809	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	103	876,101	33,625	309,660	2,841	702	5,513	12,103

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	GVDMC	SAM	NVMIG1	NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCVF
Reinvested dividends	$408	-	96	67	362	-	30	1,302
Asset charges (note 3)	(320)	(1,384)	(44)	(119)	(243)	(39)	(16)	(1,416)

Net investment income (loss)	88	(1,384)	52	(52)	119	(39)	14	(114)

Realized gain (loss) on investments	10,890	-	(6)	1,725	3,762	54	19	5,052
Change in unrealized gain (loss) on investments	(9,838)	-	(734)	(1,315)	(3,262)	(453)	(204)	(12,538)

Net gain (loss) on investments	1,052	-	(740)	410	500	(399)	(185)	(7,486)

Reinvested capital gains	1,547	-	471	954	2,919	603	481	23,133

Net increase (decrease) in contract owners’ equity resulting from operations	$2,687	(1,384)	(217)	1,312	3,538	165	310	15,533

Investment Activity:	SCF	NVOLG1	NVRE1	ACVB	ACVCA	ACVIG	ACVI	ACVU1
Reinvested dividends	$235	31	113	3,009	-	460	667	3
Asset charges (note 3)	(833)	(21)	(19)	(1,240)	(845)	(173)	(234)	(6)

Net investment income (loss)	(598)	10	94	1,769	(845)	287	433	(3)

Realized gain (loss) on investments	5,430	13	(2)	5,753	3,595	998	3,201	273
Change in unrealized gain (loss) on investments	(25,973)	(131)	(106)	(8,054)	(19,663)	1,209	(5,763)	(221)

Net gain (loss) on investments	(20,543)	(118)	(108)	(2,301)	(16,068)	2,207	(2,562)	52

Reinvested capital gains	21,367	440	944	17,887	26,002	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$226	332	930	17,355	9,089	2,494	(2,129)	49

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	ACVV	DVSCS	DCAP	DGI	FQB	FEIP	FHIP	FAMP
Reinvested dividends	$2,430	151	167	218	845	6,574	2,674	500
Asset charges (note 3)	(868)	(168)	(71)	(157)	(133)	(1,312)	(304)	(229)

Net investment income (loss)	1,562	(17)	96	61	712	5,262	2,370	271

Realized gain (loss) on investments	2,292	1,056	316	126	9	(1,883)	1,786	356
Change in unrealized gain (loss) on investments	14,845	(1,339)	(3)	2,334	(3)	11,790	(3,812)	(501)

Net gain (loss) on investments	17,137	(283)	313	2,460	6	9,907	(2,026)	(145)

Reinvested capital gains	-	1,438	253	-	-	3,245	-	1,520

Net increase (decrease) in contract owners’ equity resulting from operations	$18,699	1,138	662	2,521	718	18,414	344	1,646

Investment Activity:	FCP	FGOP	FGP	FOP	FVSS	AMTB	AMBP	AMTG
Reinvested dividends	$5,006	20	680	898	164	257	-	-
Asset charges (note 3)	(2,970)	(70)	(2,270)	(406)	(140)	(120)	(3,561)	(985)

Net investment income (loss)	2,036	(50)	(1,590)	492	24	137	(3,561)	(985)

Realized gain (loss) on investments	16,632	3,712	27,094	2,351	1,059	(134)	23,821	5,914
Change in unrealized gain (loss) on investments	28,051	(2,297)	12,350	(9,021)	(46)	(31)	(48,635)	6,226

Net gain (loss) on investments	44,683	1,415	39,444	(6,670)	1,013	(165)	(24,814)	12,140

Reinvested capital gains	10,502	9	-	17	-	-	47,897	-

Net increase (decrease) in contract owners’ equity resulting from operations	$57,221	1,374	37,854	(6,161)	1,037	(28)	19,522	11,155

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:		AMGP	AMTP	OVMS	OVGR	OVB	OVGS	VWBF	VWEM
Reinvested dividends	$	113	279	207	575	1,146	1,870	1,996	592
Asset charges (note 3)		(144)	(197)	(52)	(852)	(113)	(1,024)	(242)	(612)

Net investment income (loss)		(31)	82	155	(277)	1,033	846	1,754	(20)

Realized gain (loss) on investments		327	2,492	79	10,386	(3,625)	5,996	(398)	5,319
Change in unrealized gain (loss) on investments		(2,221)	861	469	4,276	3,846	(11,343)	(3,865)	(19,898)

Net gain (loss) on investments		(1,894)	3,353	548	14,662	221	(5,347)	(4,263)	(14,579)

Reinvested capital gains		3,961	-	-	3,128	-	7,630	3,191	13,514

Net increase (decrease) in contract owners’ equity resulting from operations	$	2,036	3,435	703	17,513	1,254	3,129	682	(1,085)

Investment Activity:		VWHA	SVDF	SVOF	GIG3	NVMIG3
Reinvested dividends	$	63	-	80	70	103
Asset charges (note 3)		(378)	(459)	(813)	(6)	(21)

Net investment income (loss)		(315)	(459)	(733)	64	82

Realized gain (loss) on investments		157	6,371	5,489	564	1,868
Change in unrealized gain (loss) on investments		(13,205)	(16,468)	8,772	(572)	(1,877)

Net gain (loss) on investments		(13,048)	(10,097)	14,261	(8)	(9)

Reinvested capital gains		-	10,138	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$	(13,363)	(418)	13,528	56	73

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		Total		DSIF		DSRG		MSEM
		2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$	65,160	84,927	2,634	2,914	508	545	1,091	818
Realized gain (loss) on investments		587,134	200,315	5,870	3,542	11,346	5,684	67	186
Change in unrealized gain (loss) on investments		679,446	3,377,405	16,313	56,424	(6,929)	20,397	(811)	(3,611)
Reinvested capital gains		216,629	47,415	2,769	2,760	7,235	-	167	291

Net increase (decrease) in contract owners’ equity resulting from operations		1,548,369	3,710,062	27,586	65,640	12,160	26,626	514	(2,316)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		1,103,953	1,193,332	9,001	14,120	6,336	7,933	572	555
Transfers between funds		-	-	(340)	(162)	(365)	(1,948)	79	(688)
Surrenders (note 6)		(1,472,729)	(1,504,098)	(30,702)	(34,555)	(17,903)	(24,528)	(141)	-
Death Benefits (note 4)		(208,285)	(112,047)	(6,882)	(11,206)	-	-	-	-
Net policy repayments (loans) (note 5)		375,090	404,867	(4,386)	16,933	641	19,659	(12)	(809)
Deductions for surrender charges (note 2d)		-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)		(1,431,510)	(1,523,086)	(15,094)	(17,965)	(7,543)	(7,327)	(636)	(638)
Adjustments to maintain reserves		(3,169)	3,922	13	3	(1)	19	1	3

Net equity transactions		(1,636,650)	(1,537,110)	(48,390)	(32,832)	(18,835)	(6,192)	(137)	(1,577)

Net change in contract owners’ equity		(88,281)	2,172,952	(20,804)	32,808	(6,675)	20,434	377	(3,893)
Contract owners’ equity beginning of period		17,444,780	15,271,828	255,426	222,618	100,898	80,464	21,520	25,413

Contract owners’ equity end of period	$	17,356,499	17,444,780	234,622	255,426	94,223	100,898	21,897	21,520

CHANGES IN UNITS:
Beginning units		732,686	775,157	9,756	10,933	4,504	4,736	836	890
Units purchased		103,334	114,611	1,177	1,355	372	1,018	25	22
Units redeemed		(147,164)	(157,082)	(2,333)	(2,532)	(1,100)	(1,250)	(29)	(76)

Ending units		688,855	732,686	8,600	9,756	3,776	4,504	832	836

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		MSVRE		NVAMV1		GIG		NVNMO1
		2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$	714	282	20	17	44	-	59	116
Realized gain (loss) on investments		7,868	17,268	1	-	6	-	(4)	2
Change in unrealized gain (loss) on investments		14,012	(11,536)	(18)	70	(122)	-	(1,526)	544
Reinvested capital gains		-	-	144	20	-	-	2,314	-

Net increase (decrease) in contract owners’ equity resulting from operations		22,594	6,014	147	107	(72)	-	843	662

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		6,929	6,745	396	-	-	-	846	141
Transfers between funds		(31)	3,538	-	1,032	3,352	-	-	13,881
Surrenders (note 6)		(3,260)	(39,689)	-	-	(1)	-	-	-
Death Benefits (note 4)		-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)		(2,280)	(573)	-	-	-	-	-	-
Deductions for surrender charges (note 2d)		-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)		(7,163)	(7,026)	(270)	(5)	(377)	-	(1,486)	(238)
Adjustments to maintain reserves		(32)	(10)	(12)	11	(1)	-	-	-

Net equity transactions		(5,837)	(37,015)	114	1,038	2,973	-	(640)	13,784

Net change in contract owners’ equity		16,757	(31,001)	261	1,145	2,901	-	203	14,446
Contract owners’ equity beginning of period		79,765	110,766	1,145	-	-	-	14,446	-

Contract owners’ equity end of period	$	96,522	79,765	1,406	1,145	2,901	-	14,649	14,446

CHANGES IN UNITS:
Beginning units		2,105	3,078	54	-	-	-	1,091	-
Units purchased		292	617	17	54	335	-	63	1,110
Units redeemed		(323)	(1,590)	(12)	-	(37)	-	(111)	(19)

Ending units		2,074	2,105	59	54	298	-	1,043	1,091

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		NVCBD1		TRF		GBF		CAF
		2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$	51	51	43,190	50,067	11,742	12,419	(8,833)	766
Realized gain (loss) on investments		1	1	220,011	31,761	(5,612)	(3,091)	178,116	36,686
Change in unrealized gain (loss) on investments		51	(96)	612,900	1,861,176	27,495	(64,200)	140,377	679,683
Reinvested capital gains		-	26	-	-	-	10,614	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		103	(18)	876,101	1,943,004	33,625	(44,258)	309,660	717,135

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		207	98	484,551	516,787	72,202	85,309	232,380	237,785
Transfers between funds		-	1,180	(14,406)	(145,484)	1,093	2,473	-	-
Surrenders (note 6)		-	-	(584,140)	(440,367)	(108,019)	(54,525)	(301,819)	(164,146)
Death Benefits (note 4)		-	-	(129,945)	(43,699)	(6,438)	(1,933)	(35,067)	(7,541)
Net policy repayments (loans) (note 5)		-	-	229,217	133,796	47,118	(9,363)	68,575	68,305
Deductions for surrender charges (note 2d)		-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)		(123)	(69)	(631,267)	(672,075)	(81,902)	(104,815)	(273,524)	(283,552)
Adjustments to maintain reserves		(6)	10	312	666	(20)	(2)	2	25

Net equity transactions		78	1,219	(645,678)	(650,376)	(75,966)	(82,856)	(309,453)	(149,124)

Net change in contract owners’ equity		181	1,201	230,423	1,292,628	(42,341)	(127,114)	207	568,011
Contract owners’ equity beginning of period		2,444	1,243	8,021,907	6,729,279	883,152	1,010,266	3,108,645	2,540,634

Contract owners’ equity end of period	$	2,625	2,444	8,252,330	8,021,907	840,811	883,152	3,108,852	3,108,645

CHANGES IN UNITS:
Beginning units		196	97	319,314	330,374	45,895	49,393	129,545	135,127
Units purchased		16	104	50,364	47,298	4,233	5,349	21,732	16,236
Units redeemed		(10)	(5)	(57,484)	(58,358)	(7,675)	(8,847)	(30,139)	(21,818)

Ending units		202	196	312,194	319,314	42,453	45,895	121,138	129,545

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		GVIDA		GVIDC		GVIDM		GVDMA
		2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$	642	745	270	132	1,273	860	2,923	2,826
Realized gain (loss) on investments		6,041	2,160	323	2,645	1,631	26,966	1,180	(2,322)
Change in unrealized gain (loss) on investments		(3,842)	11,699	(700)	(1,974)	2,609	(1,670)	8,000	51,980
Reinvested capital gains		-	-	809	576	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations		2,841	14,604	702	1,379	5,513	26,156	12,103	52,484

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		6,958	6,453	601	3,008	8,231	8,717	20,706	22,763
Transfers between funds		57	12,861	4,573	-	1,606	133,563	-	10,112
Surrenders (note 6)		(8,775)	-	-	(24,660)	(17,781)	(224,356)	(29,757)	-
Death Benefits (note 4)		-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)		(9)	(1,147)	-	9,035	8,934	-	8,851	(5,378)
Deductions for surrender charges (note 2d)		-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)		(6,669)	(6,139)	(2,451)	(3,016)	(9,147)	(11,161)	(25,558)	(25,638)
Adjustments to maintain reserves		(3,395)	3,336	3	(11)	9	(7)	(10)	11

Net equity transactions		(11,833)	15,364	2,726	(15,644)	(8,148)	(93,244)	(25,768)	1,870

Net change in contract owners’ equity		(8,992)	29,968	3,428	(14,265)	(2,635)	(67,088)	(13,665)	54,354
Contract owners’ equity beginning of period		80,639	50,671	22,445	36,710	126,112	193,200	299,628	245,274

Contract owners’ equity end of period	$	71,647	80,639	25,873	22,445	123,477	126,112	285,963	299,628

CHANGES IN UNITS:
Beginning units		4,035	3,188	1,528	2,599	6,993	12,312	15,420	15,385
Units purchased		1,000	1,285	345	235	614	8,640	2,644	2,866
Units redeemed		(1,635)	(438)	(164)	(1,306)	(1,064)	(13,959)	(3,989)	(2,831)

Ending units		3,400	4,035	1,709	1,528	6,543	6,993	14,075	15,420

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		GVDMC		SAM		NVMIG1		NVMLG1
		2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$	88	951	(1,384)	(1,655)	52	-	(52)	2
Realized gain (loss) on investments		10,890	34	-	-	(6)	-	1,725	458
Change in unrealized gain (loss) on investments		(9,838)	4,724	-	-	(734)	-	(1,315)	2,684
Reinvested capital gains		1,547	869	-	-	471	-	954	1,054

Net increase (decrease) in contract owners’ equity resulting from operations		2,687	6,578	(1,384)	(1,655)	(217)	-	1,312	4,198

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		2,203	2,262	18,532	20,699	395	-	693	687
Transfers between funds		1,983	5,378	2,553	(16,342)	9,045	-	(20)	984
Surrenders (note 6)		(51,624)	-	(22,745)	(37,103)	-	-	(4,178)	(1,154)
Death Benefits (note 4)		-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)		(16,400)	200	(2,879)	16,767	-	-	3	(127)
Deductions for surrender charges (note 2d)		-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)		(2,777)	(2,489)	(23,770)	(24,602)	(679)	-	(856)	(962)
Adjustments to maintain reserves		(4)	7	(8)	-	(5)	-	(3)	(1)

Net equity transactions		(66,619)	5,358	(28,317)	(40,581)	8,756	-	(4,361)	(573)

Net change in contract owners’ equity		(63,932)	11,936	(29,701)	(42,236)	8,539	-	(3,049)	3,625
Contract owners’ equity beginning of period		77,525	65,589	252,178	294,414	-	-	16,947	13,322

Contract owners’ equity end of period	$	13,593	77,525	222,477	252,178	8,539	-	13,898	16,947

CHANGES IN UNITS:
Beginning units		4,539	4,222	21,021	23,746	-	-	1,221	1,283
Units purchased		378	523	1,790	2,376	944	-	57	145
Units redeemed		(4,149)	(206)	(4,019)	(5,101)	(67)	-	(364)	(207)

Ending units		768	4,539	18,792	21,021	877	-	914	1,221

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		NVMLV1		NVMMG1		NVMMV2		SCVF
		2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$	119	234	(39)	(11)	14	9	(114)	544
Realized gain (loss) on investments		3,762	323	54	17	19	15	5,052	5,962
Change in unrealized gain (loss) on investments		(3,262)	6,687	(453)	351	(204)	283	(12,538)	73,317
Reinvested capital gains		2,919	1,650	603	102	481	77	23,133	-

Net increase (decrease) in contract owners’ equity resulting from operations		3,538	8,894	165	459	310	384	15,533	79,823

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		1,641	1,621	232	50	375	60	5,762	6,698
Transfers between funds		274	3,392	-	3,582	-	472	(238)	16,104
Surrenders (note 6)		(9,607)	(2,681)	-	-	-	-	(13,932)	(57,084)
Death Benefits (note 4)		-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)		(637)	2,998	-	-	-	-	6,611	13,429
Deductions for surrender charges (note 2d)		-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)		(2,401)	(2,177)	(165)	(55)	(257)	(56)	(17,101)	(16,916)
Adjustments to maintain reserves		16	(4)	2	(9)	14	(3)	(16)	26

Net equity transactions		(10,714)	3,149	69	3,568	132	473	(18,914)	(37,743)

Net change in contract owners’ equity		(7,176)	12,043	234	4,027	442	857	(3,381)	42,080
Contract owners’ equity beginning of period		37,013	24,970	4,896	869	1,850	993	257,973	215,893

Contract owners’ equity end of period	$	29,837	37,013	5,130	4,896	2,292	1,850	254,592	257,973

CHANGES IN UNITS:
Beginning units		2,408	2,184	331	81	119	86	9,742	11,580
Units purchased		1,027	462	16	255	23	37	240	968
Units redeemed		(1,673)	(238)	(11)	(5)	(15)	(4)	(900)	(2,806)

Ending units		1,762	2,408	336	331	127	119	9,082	9,742

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		SCF		NVOLG1		NVRE1		ACVB
		2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$	(598)	(615)	10	20	94	43	1,769	2,019
Realized gain (loss) on investments		5,430	539	13	13	(2)	(1)	5,753	2,146
Change in unrealized gain (loss) on investments		(25,973)	43,645	(131)	755	(106)	(180)	(8,054)	24,428
Reinvested capital gains		21,367	-	440	-	944	243	17,887	4,153

Net increase (decrease) in contract owners’ equity resulting from operations		226	43,569	332	788	930	105	17,355	32,746

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)		8,975	7,400	-	-	-	-	14,349	17,579
Transfers between funds		92	(2,561)	-	3,284	-	3,224	(113)	5
Surrenders (note 6)		(4,992)	(9,789)	-	-	-	-	(39,147)	(43,681)
Death Benefits (note 4)		-	-	-	-	-	-	(2,001)	-
Net policy repayments (loans) (note 5)		(2,110)	11,736	-	-	-	-	11,170	32,538
Deductions for surrender charges (note 2d)		-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)		(10,392)	(10,094)	(46)	(19)	(42)	(17)	(24,376)	(28,630)
Adjustments to maintain reserves		19	(13)	1	(2)	3	2	21	(22)

Net equity transactions		(8,408)	(3,321)	(45)	3,263	(39)	3,209	(40,097)	(22,211)

Net change in contract owners’ equity		(8,182)	40,248	287	4,051	891	3,314	(22,742)	10,535
Contract owners’ equity beginning of period		147,612	107,364	4,051	-	3,314	-	215,888	205,353

Contract owners’ equity end of period	$	139,430	147,612	4,338	4,051	4,205	3,314	193,146	215,888

CHANGES IN UNITS:
Beginning units		4,604	4,467	184	-	279	-	9,031	9,845
Units purchased		538	702	-	185	-	280	948	932
Units redeemed		(639)	(565)	(2)	(1)	(3)	(1)	(2,689)	(1,746)

Ending units		4,503	4,604	182	184	276	279	7,290	9,031

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVCA		ACVIG		ACVI		ACVU1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(845)	(805)	287	276	433	439	(3)	(2)
Realized gain (loss) on investments	3,595	1,709	998	1,872	3,201	2,751	273	161
Change in unrealized gain (loss) on investments	(19,663)	24,893	1,209	3,867	(5,763)	4,704	(221)	190
Reinvested capital gains	26,002	4,353	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,089	30,150	2,494	6,015	(2,129)	7,894	49	349

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,600	6,948	1,852	1,688	2,994	3,068	-	-
Transfers between funds	(845)	(4,457)	-	-	(665)	(769)	-	-
Surrenders (note 6)	(12,974)	(4,731)	-	(6,472)	(5,828)	(18,861)	-	-
Death Benefits (note 4)	(2,172)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	3,733	7,331	156	4,271	158	15,384	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(7,847)	(8,262)	(3,016)	(2,937)	(4,146)	(4,245)	(690)	(606)
Adjustments to maintain reserves	6	(22)	10	(11)	(2)	(25)	11	(9)

Net equity transactions	(14,499)	(3,193)	(998)	(3,461)	(7,489)	(5,448)	(679)	(615)

Net change in contract owners’ equity	(5,410)	26,957	1,496	2,554	(9,618)	2,446	(630)	(266)
Contract owners’ equity beginning of period	127,652	100,695	21,949	19,395	41,026	38,580	1,030	1,296

Contract owners’ equity end of period	$122,242	127,652	23,445	21,949	31,408	41,026	400	1,030

CHANGES IN UNITS:
Beginning units	3,434	3,449	1,152	1,372	1,816	2,072	59	101
Units purchased	577	381	419	152	182	205	1	-
Units redeemed	(857)	(396)	(477)	(372)	(541)	(461)	(39)	(42)

Ending units	3,154	3,434	1,094	1,152	1,457	1,816	21	59

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVV		DVSCS		DCAP		DGI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,562	1,682	(17)	90	96	106	61	76
Realized gain (loss) on investments	2,292	(2,424)	1,056	5,257	316	117	126	1
Change in unrealized gain (loss) on investments	14,845	44,056	(1,339)	2,165	(3)	1,446	2,334	6,808
Reinvested capital gains	-	-	1,438	326	253	22	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	18,699	43,314	1,138	7,838	662	1,691	2,521	6,885

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	10,425	10,138	1,902	1,427	1,068	1,122	2,207	2,228
Transfers between funds	(73)	(3,518)	(155)	4,817	(12)	(6)	(464)	-
Surrenders (note 6)	(3,507)	(24,761)	-	(5,665)	(563)	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(7,113)	(3,667)	(22)	(959)	1	-	12	16
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(16,708)	(16,121)	(2,704)	(2,471)	(1,907)	(1,952)	(1,416)	(1,399)
Adjustments to maintain reserves	(22)	(1)	8	5	(16)	16	15	(7)

Net equity transactions	(16,998)	(37,930)	(971)	(2,846)	(1,429)	(820)	354	838

Net change in contract owners’ equity	1,701	5,384	167	4,992	(767)	871	2,875	7,723
Contract owners’ equity beginning of period	157,269	151,885	26,571	21,579	9,634	8,763	26,485	18,762

Contract owners’ equity end of period	$158,970	157,269	26,738	26,571	8,867	9,634	29,360	26,485

CHANGES IN UNITS:
Beginning units	6,860	8,721	1,037	1,177	412	450	1,382	1,331
Units purchased	613	574	507	351	45	54	116	137
Units redeemed	(1,222)	(2,435)	(561)	(491)	(103)	(92)	(95)	(86)

Ending units	6,251	6,860	983	1,037	354	412	1,403	1,382

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FQB		FEIP		FHIP		FAMP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$712	829	5,262	4,188	2,370	1,950	271	274
Realized gain (loss) on investments	9	34	(1,883)	(2,410)	1,786	1,274	356	457
Change in unrealized gain (loss) on investments	(3)	(784)	11,790	35,968	(3,812)	(1,267)	(501)	3,549
Reinvested capital gains	-	-	3,245	14,526	-	-	1,520	76

Net increase (decrease) in contract owners’ equity resulting from operations	718	79	18,414	52,272	344	1,957	1,646	4,356

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	974	938	10,706	11,497	1,843	2,959	1,837	1,837
Transfers between funds	350	1,320	2,868	(1,629)	12,580	(1,206)	-	(1,190)
Surrenders (note 6)	(4,251)	-	(10,532)	-	(2,807)	-	(1)	-
Death Benefits (note 4)	-	-	(9,466)	(11,597)	(1,202)	(336)	-	-
Net policy repayments (loans) (note 5)	-	(1,562)	1,574	5,651	597	(313)	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,644)	(1,669)	(14,523)	(15,963)	(3,901)	(3,238)	(3,019)	(2,844)
Adjustments to maintain reserves	(11)	8	15	(10)	16	(22)	1	26

Net equity transactions	(4,582)	(965)	(19,358)	(12,051)	7,126	(2,156)	(1,182)	(2,171)

Net change in contract owners’ equity	(3,864)	(886)	(944)	40,221	7,470	(199)	464	2,185
Contract owners’ equity beginning of period	22,119	23,005	234,661	194,440	37,723	37,922	32,509	30,324

Contract owners’ equity end of period	$18,255	22,119	233,717	234,661	45,193	37,723	32,973	32,509

CHANGES IN UNITS:
Beginning units	1,328	1,389	10,527	9,798	1,309	1,329	1,107	1,187
Units purchased	80	144	865	2,008	390	223	40	46
Units redeemed	(342)	(205)	(1,611)	(1,279)	(268)	(243)	(91)	(126)

Ending units	1,066	1,328	9,781	10,527	1,431	1,309	1,056	1,107

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FCP		FGOP		FGP		FOP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,036	2,166	(50)	(52)	(1,590)	(1,045)	492	473
Realized gain (loss) on investments	16,632	38	3,712	2,544	27,094	7,370	2,351	2,588
Change in unrealized gain (loss) on investments	28,051	131,656	(2,297)	1,964	12,350	90,398	(9,021)	14,205
Reinvested capital gains	10,502	137	9	7	-	223	17	244

Net increase (decrease) in contract owners’ equity resulting from operations	57,221	133,997	1,374	4,463	37,854	96,946	(6,161)	17,510

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	14,356	18,625	473	1,869	23,444	26,869	5,924	7,368
Transfers between funds	7,894	(5,978)	-	(3,946)	(2,911)	(1,410)	(3,189)	2,954
Surrenders (note 6)	(29,883)	(63,835)	-	-	(20,517)	(32,330)	-	(28,985)
Death Benefits (note 4)	-	(838)	(7,631)	-	(2,764)	(34,269)	-	-
Net policy repayments (loans) (note 5)	(7,379)	6,382	(3)	(5)	(598)	66,103	112	8,952
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(29,162)	(30,710)	(1,240)	(2,158)	(30,622)	(31,985)	(6,121)	(5,996)
Adjustments to maintain reserves	33	(9)	(11)	13	(36)	24	4	(7)

Net equity transactions	(44,141)	(76,363)	(8,412)	(4,227)	(34,004)	(6,998)	(3,270)	(15,714)

Net change in contract owners’ equity	13,080	57,634	(7,038)	236	3,850	89,948	(9,431)	1,796
Contract owners’ equity beginning of period	525,477	467,843	15,882	15,646	365,112	275,164	71,914	70,118

Contract owners’ equity end of period	$538,557	525,477	8,844	15,882	368,962	365,112	62,483	71,914

CHANGES IN UNITS:
Beginning units	18,449	20,111	802	1,132	14,465	13,804	3,057	3,755
Units purchased	1,165	2,137	27	489	1,158	2,719	283	446
Units redeemed	(2,402)	(3,799)	(416)	(819)	(2,103)	(2,058)	(410)	(1,144)

Ending units	17,212	18,449	413	802	13,520	14,465	2,930	3,057

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FVSS		AMTB		AMBP		AMTG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$24	6	137	246	(3,561)	(3,723)	(985)	(927)
Realized gain (loss) on investments	1,059	853	(134)	(364)	23,821	12,725	5,914	7,403
Change in unrealized gain (loss) on investments	(46)	3,745	(31)	95	(48,635)	86,969	6,226	37,885
Reinvested capital gains	-	-	-	-	47,897	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,037	4,604	(28)	(23)	19,522	95,971	11,155	44,361

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,235	1,137	1,402	1,475	47,764	50,929	11,121	12,299
Transfers between funds	(174)	1,968	-	(1,408)	39	46	(36)	(241)
Surrenders (note 6)	-	-	-	-	(72,207)	(53,466)	(2,811)	(18,924)
Death Benefits (note 4)	-	-	-	-	(1,999)	-	(2,718)	-
Net policy repayments (loans) (note 5)	(633)	(1,507)	-	-	27,162	15,258	3,108	14,177
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(2,416)	(2,187)	(1,368)	(1,281)	(64,014)	(66,726)	(13,820)	(14,373)
Adjustments to maintain reserves	(20)	11	(14)	3	(42)	(150)	(47)	44

Net equity transactions	(2,008)	(578)	20	(1,211)	(63,297)	(54,109)	(5,203)	(7,018)

Net change in contract owners’ equity	(971)	4,026	(8)	(1,234)	(43,775)	41,862	5,952	37,343
Contract owners’ equity beginning of period	18,701	14,675	15,013	16,247	612,867	571,005	182,930	145,587

Contract owners’ equity end of period	$17,730	18,701	15,005	15,013	569,092	612,867	188,882	182,930

CHANGES IN UNITS:
Beginning units	821	834	736	795	30,005	31,991	6,928	6,751
Units purchased	73	176	69	72	3,818	3,776	422	1,195
Units redeemed	(159)	(189)	(68)	(131)	(6,336)	(5,762)	(537)	(1,018)

Ending units	735	821	737	736	27,487	30,005	6,813	6,928

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	AMGP		AMTP		OVMS		OVGR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(31)	50	82	368	155	226	(277)	279
Realized gain (loss) on investments	327	395	2,492	6,435	79	(609)	10,386	5,735
Change in unrealized gain (loss) on investments	(2,221)	5,436	861	5,125	469	2,120	4,276	24,591
Reinvested capital gains	3,961	1,141	-	-	-	-	3,128	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,036	7,022	3,435	11,928	703	1,737	17,513	30,605

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,020	941	2,181	2,713	610	498	13,461	13,111
Transfers between funds	(40)	(109)	-	(16,202)	(229)	-	(2,097)	(1,302)
Surrenders (note 6)	(282)	-	(4,154)	(1,302)	-	(6,763)	(6,155)	(20,281)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	1	(299)	923	8,431	(3,073)	(1,798)	(128)	(664)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,617)	(1,593)	(3,064)	(4,032)	(409)	(504)	(18,593)	(18,465)
Adjustments to maintain reserves	4	7	17	5	(3)	11	17	10

Net equity transactions	(914)	(1,053)	(4,097)	(10,387)	(3,104)	(8,556)	(13,495)	(27,591)

Net change in contract owners’ equity	1,122	5,969	(662)	1,541	(2,401)	(6,819)	4,018	3,014
Contract owners’ equity beginning of period	24,762	18,793	39,330	37,789	11,376	18,195	122,186	119,172

Contract owners’ equity end of period	$25,884	24,762	38,668	39,330	8,975	11,376	126,204	122,186

CHANGES IN UNITS:
Beginning units	1,193	1,250	2,006	2,525	755	1,087	5,940	7,508
Units purchased	60	95	151	695	58	43	1,393	1,539
Units redeemed	(103)	(152)	(357)	(1,214)	(273)	(375)	(1,856)	(3,107)

Ending units	1,150	1,193	1,800	2,006	540	755	5,477	5,940

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVB		OVGS		VWBF		VWEM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,033	1,169	846	1,307	1,754	659	(20)	1,234
Realized gain (loss) on investments	(3,625)	(2,618)	5,996	(571)	(398)	3,046	5,319	7,970
Change in unrealized gain (loss) on investments	3,846	1,213	(11,343)	38,378	(3,865)	(8,380)	(19,898)	2,087
Reinvested capital gains	-	-	7,630	-	3,191	7	13,514	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,254	(236)	3,129	39,114	682	(4,668)	(1,085)	11,291

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	964	1,163	8,344	8,186	1,013	1,040	6,047	8,862
Transfers between funds	476	(1,100)	128	(5,782)	225	890	(9,287)	(211)
Surrenders (note 6)	(8,987)	(2,242)	(12,639)	(14,295)	(282)	-	(5,035)	(20,492)
Death Benefits (note 4)	-	-	-	(459)	-	(169)	-	-
Net policy repayments (loans) (note 5)	67	(758)	2,421	5,856	(1,228)	(52,901)	(345)	3,909
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(942)	(1,150)	(14,016)	(14,929)	(1,593)	(2,216)	(7,862)	(9,064)
Adjustments to maintain reserves	(8)	(3)	31	(34)	1	1	5	11

Net equity transactions	(8,430)	(4,090)	(15,731)	(21,457)	(1,864)	(53,355)	(16,477)	(16,985)

Net change in contract owners’ equity	(7,176)	(4,326)	(12,602)	17,657	(1,182)	(58,023)	(17,562)	(5,694)
Contract owners’ equity beginning of period	20,677	25,003	175,856	158,199	38,601	96,624	116,580	122,274

Contract owners’ equity end of period	$13,501	20,677	163,254	175,856	37,419	38,601	99,018	116,580

CHANGES IN UNITS:
Beginning units	1,561	1,697	5,808	6,012	1,779	4,262	3,302	3,830
Units purchased	113	183	504	798	63	90	215	315
Units redeemed	(796)	(319)	(1,005)	(1,002)	(143)	(2,573)	(792)	(843)

Ending units	878	1,561	5,307	5,808	1,699	1,779	2,725	3,302

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VWHA		SVDF		SVOF		GIG3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(315)	186	(459)	(457)	(733)	(505)	64	4
Realized gain (loss) on investments	157	(205)	6,371	7,491	5,489	159	564	46
Change in unrealized gain (loss) on investments	(13,205)	4,792	(16,468)	17,689	8,772	34,480	(572)	537
Reinvested capital gains	-	1,818	10,138	2,100	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(13,363)	6,591	(418)	26,823	13,528	34,134	56	587

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,088	8,524	8,160	8,021	6,667	7,916	-	-
Transfers between funds	(769)	(13,385)	156	753	(567)	(3,054)	(3,352)	2,252
Surrenders (note 6)	-	(17,668)	(3,819)	(4,707)	(16,973)	-	1	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(503)	214	249	2,399	3,434	(3,033)	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(5,466)	(6,383)	(11,223)	(11,186)	(9,856)	(9,410)	(181)	(515)
Adjustments to maintain reserves	20	(24)	(55)	38	3	(8)	(4)	-

Net equity transactions	(1,630)	(28,722)	(6,532)	(4,682)	(17,292)	(7,589)	(3,536)	1,737

Net change in contract owners’ equity	(14,993)	(22,131)	(6,950)	22,141	(3,764)	26,545	(3,480)	2,324
Contract owners’ equity beginning of period	70,142	92,273	86,264	64,123	142,479	115,934	3,480	1,156

Contract owners’ equity end of period	$55,149	70,142	79,314	86,264	138,715	142,479	-	3,480

CHANGES IN UNITS:
Beginning units	1,602	2,354	2,091	1,918	5,072	4,997	361	142
Units purchased	137	225	207	796	372	775	-	279
Units redeemed	(169)	(977)	(319)	(623)	(920)	(700)	(361)	(60)

Ending units	1,570	1,602	1,979	2,091	4,524	5,072	-	361

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMIG3
	2014	2013
Investment activity:
Net investment income (loss)	$82	61
Realized gain (loss) on investments	1,868	91
Change in unrealized gain (loss) on investments	(1,877)	1,245
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	73	1,397

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	198	466
Transfers between funds	(9,045)	4,023
Surrenders (note 6)	-	-
Death Benefits (note 4)	-	-
Net policy repayments (loans) (note 5)	-	-
Deductions for surrender charges (note 2d)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(332)	(835)
Adjustments to maintain reserves	2	(4)

Net equity transactions	(9,177)	3,650

Net change in contract owners’ equity	(9,104)	5,047
Contract owners’ equity beginning of period	9,104	4,057

Contract owners’ equity end of period	$-	9,104

CHANGES IN UNITS:
Beginning units	779	420
Units purchased	17	439
Units redeemed	(796)	(80)

Ending units	-	779

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Flexible Premium Variable Universal Life Insurance Policies through the Account. The primary distribution for the contracts is through Company Agents; however, other distributors may be utilized.

(b) The Contracts

Only contracts with a front-end sales load and certain other fees have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

NVIT International Equity Fund - Class I (GIG)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)*

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

NVIT Real Estate Fund - Class I (NVRE1)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP International Fund - Class I (ACVI)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Growth and Income Portfolio - Initial Shares (DGI)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Contrafund(R) Portfolio - Initial Class (FCP)

VIP Growth Opportunities Portfolio - Initial Class (FGOP)

VIP Growth Portfolio - Initial Class (FGP)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)

Balanced Portfolio - I Class Shares (AMBP)

Growth Portfolio - I Class Shares (AMTG)

Guardian Portfolio - I Class Shares (AMGP)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Income Fund/VA - Non-Service Shares (OVMS)

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Core Bond Fund/VA - Non-Service Shares (OVB)

Global Securities Fund/VA - Non-Service Shares (OVGS)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WELLS FARGO FUNDS

Advantage VT Discovery Fund (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

*At December 31, 2014, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2014

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

The Company deducts a charge for state premium taxes equal to 2.50% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a sales load of up to 3.50% from each premium payment received. For the periods ended December 31, 2014 and 2013, total front-end sales charge deductions were $69,516 and $ 74,586, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company currently deducts a monthly administrative charge of $12.50 (not to exceed $25 per month) during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a $5 monthly administrative charge is deducted (not to exceed $7.50 per month). Additionally, if the Specified Amount is increased, the Company deducts an increase charge of $1.50 per year per $1,000 increase to cover underwriting and administration costs and $0.54 per year per $1,000 increase to cover sales costs. This charge is assessed monthly against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The surrender charge is based upon a percentage of the initial Specified Amount and varies by issue age, sex and rate class. In the first policy year, the charge is 100% of the surrender charge, as defined in the contract, and declines in specified percentages each year. After the end of the ninth policy year, the charge is 0%. If a policy’s face amount of insurance increases, the amount of the increase will have the same nine-year surrender charge period. The charges are assessed against each contract by liquidating units. In the current year, no surrender charges occurred.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

This charge is equal to an annualized rate of 0.80% of the daily net assets of the variable account. On each policy anniversary beginning with the 10th year, this charge is reduced to an annualized rate of 0.50% if the cash surrender value of the contract is $25,000 or more on such anniversary. This charge is assessed through a reduction in the unit value.

The following table provides variable account charges by contract type for those charges that are assessed through a reduction in the unit value for the period ended December 31, 2014:

	Total	DSIF	DSRG	MSEM	MSVRE

Single Premium issue after to April 16, 1990	12	-	-	-	-
Multiple Payment and Flexible Premium contracts	107,346	1,433	598	125	562

Total	$107,358	1,433	598	125	562

	NVAMV1	GIG	NVNMO1	NVCBD1	TRF

Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	7	12	72	21	50,469

Total	7	12	72	21	50,469

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	GBF	CAF	GVIDA	GVIDC	GVIDM

Single Premium issue after to April 16, 1990	-	-	12	-	-
Multiple Payment and Flexible Premium contracts	5,379	19,510	548	196	835

Total	5,379	19,510	560	196	835

	GVDMA	GVDMC	SAM	NVMIG1	NVMLG1

Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	1,950	320	1,384	44	119

Total	1,950	320	1,384	44	119

	NVMLV1	NVMMG1	NVMMV2	SCVF	SCF

Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	243	39	16	1,416	833

Total	243	39	16	1,416	833

	NVOLG1	NVRE1	ACVB	ACVCA	ACVIG

Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	21	19	1,240	845	173

Total	21	19	1,240	845	173

	ACVI	ACVU1	ACVV	DVSCS	DCAP

Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	234	6	868	168	71

Total	234	6	868	168	71

	DGI	FQB	FEIP	FHIP	FAMP

Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	157	133	1,312	304	229

Total	157	133	1,312	304	229

	FCP	FGOP	FGP	FOP	FVSS

Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	2,970	70	2,270	406	140

Total	$2,970	70	2,270	406	140

	AMTB	AMBP	AMTG	AMGP	AMTP

Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	120	3,561	985	144	197

Total	120	3,561	985	144	197

	OVMS	OVGR	OVB	OVGS	VWBF

Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	52	852	113	1,024	242

Total	52	852	113	1,024	242

	VWEM	VWHA	SVDF	SVOF	GIG3

Single Premium issue after to April 16, 1990	-	-	-	-	-
Multiple Payment and Flexible Premium contracts	612	378	459	813	6

Total	612	378	459	813	6

	NVMIG3

Single Premium issue after to April 16, 1990	-
Multiple Payment and Flexible Premium contracts	21

Total	21

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners, after the first policy year, to borrow up to 90% of the cash value of the variable account, less any surrender charges, less interest due on the next policy anniversary. The contract is charged 6% interest on the outstanding loan. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2014 and 2013, total transfers into the Account from the fixed account were $ 873,172 and $ 924,050, respectively, and total transfers from the Account to the fixed account were $ 498,150 and $ 549,457, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2014

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$17,354,641	$-	$-	$17,354,641

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2014 are as follows:

	Purchases of Investments	Sales of Investments
Stock Index Fund, Inc. - Initial Shares (DSIF)	$9,757	$52,760
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	13,562	24,654
Emerging Markets Debt Portfolio - Class I (MSEM)	2,003	882
U.S. Real Estate Portfolio - Class I (MSVRE)	6,535	11,627
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	310	20
NVIT International Equity Fund - Class I (GIG)	3,407	389
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	3,147	1,413
NVIT Core Bond Fund - Class I (NVCBD1)	202	67
NVIT Nationwide Fund - Class I (TRF)	134,323	737,105
NVIT Government Bond Fund - Class I (GBF)	35,085	99,289
American Century NVIT Growth Fund - Class I (CAF)	42,766	361,052
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	5,835	17,029
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	6,270	2,468
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	6,835	13,719
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	10,093	32,928
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	4,712	69,693
NVIT Money Market Fund - Class I (SAM)	13,848	43,543
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	9,645	360
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	1,372	4,829
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	4,680	12,371
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	799	168
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	674	62
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	26,044	21,923
NVIT Multi-Manager Small Company Fund - Class I (SCF)	27,820	15,477
NVIT Large Cap Growth Fund - Class I (NVOLG1)	471	67
NVIT Real Estate Fund - Class I (NVRE1)	1,057	61
VP Balanced Fund - Class I (ACVB)	29,203	49,665
VP Capital Appreciation Fund - Class I (ACVCA)	28,706	18,056
VP Income & Growth Fund - Class I (ACVIG)	1,043	1,763
VP International Fund - Class I (ACVI)	2,365	9,419
VP Ultra(R) Fund - Class I (ACVU1)	3	696
VP Value Fund - Class I (ACVV)	6,877	22,291
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	2,599	2,155
Appreciation Portfolio - Initial Shares (DCAP)	432	1,499
Growth and Income Portfolio - Initial Shares (DGI)	1,229	829
Quality Bond Fund II - Primary Shares (FQB)	1,781	5,641
Equity-Income Portfolio - Initial Class (FEIP)	20,096	30,959
High Income Portfolio - Initial Class (FHIP)	15,815	6,335
VIP Asset Manager Portfolio - Initial Class (FAMP)	2,115	1,506
VIP Contrafund(R) Portfolio - Initial Class (FCP)	41,774	73,410
VIP Growth Opportunities Portfolio - Initial Class (FGOP)	276	8,719
VIP Growth Portfolio - Initial Class (FGP)	23,205	58,762
VIP Overseas Portfolio - Initial Class (FOP)	4,817	7,581
VIP Value Strategies Portfolio - Service Class (FVSS)	887	2,852
Short Duration Bond Portfolio - I Class Shares (AMTB)	1,554	1,382
Balanced Portfolio - I Class Shares (AMBP)	62,949	81,874
Growth Portfolio - I Class Shares (AMTG)	4,786	10,927
Guardian Portfolio - I Class Shares (AMGP)	4,321	1,310
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	2,520	6,550
Capital Income Fund/VA - Non-Service Shares (OVMS)	834	3,778
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	15,097	25,758
Core Bond Fund/VA - Non-Service Shares (OVB)	2,208	9,597
Global Securities Fund/VA - Non-Service Shares (OVGS)	15,078	22,365
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)	6,482	3,403
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	17,567	20,554
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	4,006	5,972
Advantage VT Discovery Fund (SVDF)	15,784	12,583
Advantage VT Opportunity Fund - Class 2 (SVOF)	6,211	24,240
NVIT International Equity Fund - Class III (obsolete) (GIG3)	70	3,539
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)	120	9,216

Total	$714,062	$2,069,142

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2014	0.50%	7,145	$21.909225	$156,541	1.72%	12.86%
2014	0.80%	1,455	53.663940	78,081	1.72%	12.52%
2013	0.50%	7,421	19.413003	144,064	1.83%	31.37%
2013	0.80%	2,335	47.692575	111,362	1.83%	30.98%
2012	0.50%	8,111	14.777453	119,860	2.01%	15.16%
2012	0.80%	2,822	36.413259	102,758	2.01%	14.81%
2011	0.50%	11,303	12.832209	145,042	1.79%	1.37%
2011	0.80%	2,923	31.715171	92,703	1.79%	1.07%
2010	0.50%	12,270	12.658720	155,322	1.83%	14.27%
2010	0.80%	3,532	31.380193	110,835	1.83%	13.92%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2014	0.50%	3,003	19.816631	59,509	1.13%	12.89%
2014	0.80%	773	44.908354	34,714	1.13%	12.55%
2013	0.50%	3,527	17.554427	61,914	1.19%	33.67%
2013	0.80%	977	39.901274	38,984	1.19%	33.27%
2012	0.50%	3,649	13.132296	47,920	0.79%	11.42%
2012	0.80%	1,087	29.939352	32,544	0.79%	11.08%
2011	0.50%	3,692	11.786827	43,517	0.95%	0.40%
2011	0.80%	1,292	26.952830	34,823	0.95%	0.10%
2010	0.50%	4,462	11.739991	52,384	0.87%	14.24%
2010	0.80%	1,811	26.926201	48,763	0.87%	13.90%
Emerging Markets Debt Portfolio - Class I (MSEM)
2014	0.50%	697	25.871708	18,033	5.42%	2.41%
2014	0.80%	135	28.621666	3,864	5.42%	2.11%
2013	0.50%	691	25.261831	17,456	4.09%	-9.20%
2013	0.80%	145	28.030943	4,064	4.09%	-9.48%
2012	0.50%	683	27.822810	19,003	3.49%	17.37%
2012	0.80%	207	30.965468	6,410	3.49%	17.02%
2011	0.50%	1,765	23.704931	41,839	3.53%	6.50%
2011	0.80%	368	26.461901	9,738	3.53%	6.18%
2010	0.50%	1,575	22.258081	35,056	4.42%	9.20%
2010	0.80%	350	24.921222	8,722	4.42%	8.87%
U.S. Real Estate Portfolio - Class I (MSVRE)
2014	0.50%	1,605	36.831339	59,114	1.43%	29.07%
2014	0.80%	469	79.761003	37,408	1.43%	28.69%
2013	0.50%	1,516	28.534922	43,259	0.94%	1.54%
2013	0.80%	589	61.979946	36,506	0.94%	1.24%
2012	0.50%	2,347	28.100790	65,953	0.88%	15.26%
2012	0.80%	732	61.220395	44,813	0.88%	14.91%
2011	0.50%	2,741	24.381076	66,829	0.81%	5.39%
2011	0.80%	810	53.276522	43,154	0.81%	5.08%
2010	0.50%	2,631	23.133644	60,865	2.14%	29.31%
2010	0.80%	999	50.702174	50,651	2.14%	28.93%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2014	0.50%	53	23.861093	1,265	2.16%	12.55%
2014	0.80%	6	23.458993	141	2.16%	12.22%
2013	0.50%	54	21.199628	1,145	1.79%	31.24%
NVIT International Equity Fund - Class I (GIG)
2014	0.50%	270	9.737005	2,629	1.73%	-2.63%	4/25/2014
2014	0.80%	28	9.717012	272	1.73%	-2.83%	4/25/2014
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2014	0.50%	1,043	14.044790	14,649	0.91%	6.07%
2013	0.50%	1,091	13.241308	14,446	0.89%	43.10%
2011	0.50%	242	7.952277	1,924	0.44%	-12.06%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Core Bond Fund - Class I (NVCBD1)
2014	0.80%	202	$12.996712	$2,625	2.82%	4.22%
2013	0.80%	196	12.470693	2,444	3.94%	-2.69%
2012	0.80%	97	12.815824	1,243	3.10%	6.89%
2011	0.80%	94	11.989375	1,127	1.61%	5.75%
2010	0.50%	1,121	11.428775	12,812	2.12%	6.52%
2010	0.80%	91	11.337733	1,032	2.12%	6.20%
NVIT Nationwide Fund - Class I (TRF)
2014	0.50%	256,731	19.633974	5,040,650	1.16%	11.59%
2014	0.80%	55,463	57.906704	3,211,680	1.16%	11.25%
2013	0.50%	249,552	17.594986	4,390,864	1.33%	30.45%
2013	0.80%	69,762	52.049003	3,631,043	1.33%	30.06%
2012	0.50%	244,698	13.488144	3,300,522	1.37%	13.64%
2012	0.80%	85,676	40.020036	3,428,757	1.37%	13.30%
2011	0.50%	284,168	11.868827	3,372,741	1.15%	0.03%
2011	0.80%	96,430	35.321483	3,406,051	1.15%	-0.27%
2010	0.50%	309,878	11.865455	3,676,843	1.02%	12.88%
2010	0.80%	102,805	35.417325	3,641,078	1.02%	12.55%
NVIT Government Bond Fund - Class I (GBF)
2014	0.50%	32,240	15.873333	511,756	1.97%	4.05%
2014	0.80%	10,213	32.219240	329,055	1.97%	3.74%
2013	0.50%	34,316	15.255855	523,520	1.95%	-4.53%
2013	0.80%	11,579	31.058943	359,632	1.95%	-4.82%
2012	0.50%	36,124	15.980386	577,275	2.12%	2.54%
2012	0.80%	13,269	32.631769	432,991	2.12%	2.23%
2011	0.50%	41,471	15.584288	646,296	2.92%	6.72%
2011	0.80%	15,086	31.918804	481,527	2.92%	6.40%
2010	0.50%	45,143	14.602789	659,214	2.91%	4.26%
2010	0.80%	17,131	29.998155	513,898	2.91%	3.95%
American Century NVIT Growth Fund - Class I (CAF)
2014	0.50%	82,578	21.837706	1,803,314	0.35%	10.77%
2014	0.80%	38,560	33.857321	1,305,538	0.35%	10.44%
2013	0.50%	78,840	19.713715	1,554,229	0.69%	29.09%
2013	0.80%	50,705	30.656078	1,554,416	0.69%	28.71%
2012	0.50%	79,306	15.270961	1,211,079	0.53%	13.45%
2012	0.80%	55,820	23.818612	1,329,555	0.53%	13.11%
2011	0.50%	89,973	13.460333	1,211,067	0.58%	-1.18%
2011	0.80%	62,879	21.057718	1,324,088	0.58%	-1.48%
2010	0.50%	93,665	13.621747	1,275,881	0.63%	18.65%
2010	0.80%	71,019	21.374125	1,517,969	0.63%	18.30%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2014	0.50%	1,622	21.500362	34,874	1.54%	4.46%
2014	0.80%	1,778	20.682213	36,773	1.54%	4.15%
2013	0.50%	997	20.582038	20,520	1.90%	26.61%
2013	0.80%	2,855	19.858311	56,695	1.90%	26.23%
2013	1.30%	183	18.708196	3,424	1.90%	25.60%
2012	0.50%	990	16.255930	16,093	1.45%	15.32%
2012	0.80%	2,198	15.731416	34,578	1.45%	14.98%
2011	0.50%	1,423	14.095927	20,059	1.84%	-4.41%
2011	0.80%	2,145	13.682175	29,348	1.84%	-4.70%
2010	0.50%	1,642	14.746126	24,213	1.70%	14.06%
2010	0.80%	2,110	14.356213	30,292	1.70%	13.72%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2014	0.80%	1,709	15.139054	25,873	1.90%	3.06%
2013	0.80%	1,528	14.689194	22,445	1.21%	4.00%
2012	0.80%	2,599	14.124710	36,710	1.76%	4.34%
2011	0.80%	2,632	13.537768	35,631	2.38%	2.11%
2010	0.80%	3,287	13.257742	43,578	2.39%	5.05%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	0.50%	3,081	$19.256487	$59,329	1.67%	4.66%
2014	0.80%	3,463	18.523829	64,148	1.67%	4.34%
2013	0.50%	3,041	18.399703	55,953	1.06%	16.05%
2013	0.80%	3,952	17.752817	70,159	1.06%	15.70%
2012	0.50%	8,374	15.855596	132,775	1.74%	10.26%
2012	0.80%	3,938	15.344089	60,425	1.74%	9.93%
2011	0.50%	8,522	14.380454	122,550	2.31%	-0.54%
2011	0.80%	3,633	13.958439	50,711	2.31%	-0.84%
2010	0.50%	2,730	14.458239	39,471	2.11%	10.36%
2010	0.80%	4,119	14.076015	57,979	2.11%	10.03%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2014	0.50%	6,772	20.726276	140,358	1.64%	4.43%
2014	0.80%	7,303	19.937630	145,605	1.64%	4.12%
2013	0.50%	6,244	19.846371	123,921	1.75%	21.77%
2013	0.80%	9,176	19.148562	175,707	1.75%	21.40%
2012	0.50%	4,964	16.298646	80,906	1.68%	13.19%
2012	0.80%	10,421	15.772806	164,368	1.68%	12.85%
2011	0.50%	5,167	14.399187	74,401	2.01%	-2.61%
2011	0.80%	10,035	13.976593	140,255	2.01%	-2.90%
2010	0.50%	5,340	14.785639	78,955	1.92%	12.27%
2010	0.80%	9,461	14.394739	136,189	1.92%	11.94%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2014	0.50%	654	17.800116	11,641	0.67%	4.22%
2014	0.80%	114	17.122895	1,952	0.67%	3.90%
2013	0.50%	4,539	17.079857	77,525	1.87%	9.94%
2012	0.50%	4,222	15.535096	65,589	1.76%	7.50%
2011	0.50%	4,159	14.451279	60,103	2.31%	1.55%
2010	0.50%	4,038	14.230110	57,461	2.17%	7.98%
NVIT Money Market Fund - Class I (SAM)
2014	0.50%	15,636	11.018523	172,286	0.00%	-0.50%
2014	0.80%	3,156	15.903266	50,191	0.00%	-0.80%
2013	0.50%	17,109	11.073900	189,463	0.00%	-0.50%
2013	0.80%	3,912	16.031513	62,715	0.00%	-0.80%
2012	0.50%	17,757	11.129541	197,627	0.00%	-0.50%
2012	0.80%	5,989	16.160793	96,787	0.00%	-0.80%
2011	0.50%	14,597	11.185638	163,277	0.00%	-0.50%
2011	0.80%	6,269	16.291469	102,131	0.00%	-0.80%
2010	0.50%	10,308	11.241685	115,879	0.00%	-0.50%
2010	0.80%	6,801	16.422479	111,689	0.00%	-0.80%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2014	0.50%	272	9.762049	2,655	1.07%	-2.38%	4/25/2014
2014	0.80%	604	9.742002	5,884	1.07%	-2.58%	4/25/2014
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2014	0.80%	914	15.205499	13,898	0.45%	9.56%
2013	0.80%	1,221	13.879225	16,947	0.81%	33.67%
2012	0.80%	1,283	10.383415	13,322	0.34%	15.43%
2011	0.50%	927	9.095279	8,431	0.01%	-3.39%
2011	0.80%	1,297	8.995790	11,668	0.01%	-3.68%
2010	0.50%	669	9.414378	6,298	0.06%	14.93%
2010	0.80%	1,302	9.339315	12,160	0.06%	14.59%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2014	0.50%	754	$17.059748	$12,863	1.01%	9.97%
2014	0.80%	1,009	16.822389	16,974	1.01%	9.64%
2013	0.50%	388	15.513536	6,019	1.53%	34.76%
2013	0.80%	2,020	15.343659	30,994	1.53%	34.36%
2012	0.50%	321	11.511728	3,695	0.80%	17.22%
2012	0.80%	1,863	11.419847	21,275	0.80%	16.87%
2011	0.50%	2,655	9.820513	26,073	1.09%	-6.30%
2011	0.80%	1,838	9.771465	17,960	1.09%	-6.58%
2010	0.50%	3,015	10.480656	31,599	0.56%	4.81%	4/30/2010
2010	0.80%	2,069	10.459587	21,641	0.56%	4.60%	4/30/2010
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2014	0.80%	336	15.267231	5,130	0.00%	3.21%
2013	0.80%	331	14.792956	4,896	0.00%	37.84%
2012	0.80%	81	10.732136	869	0.00%	13.99%
2011	0.50%	466	9.519437	4,436	0.00%	-4.71%
2011	0.80%	79	9.415283	744	0.00%	-4.99%
2010	0.80%	77	9.909902	763	0.00%	25.81%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2014	0.80%	127	18.043337	2,292	1.46%	16.09%
2013	0.80%	119	15.542892	1,850	1.48%	34.60%
2012	0.80%	86	11.547772	993	1.18%	15.42%
2011	0.80%	84	10.005304	840	0.84%	-3.10%
2010	0.80%	82	10.325176	847	0.97%	18.68%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2014	0.50%	7,586	25.952841	196,878	0.52%	6.49%
2014	0.80%	1,496	38.579063	57,714	0.52%	6.17%
2013	0.50%	8,025	24.371551	195,582	0.80%	39.70%
2013	0.80%	1,717	36.337305	62,391	0.80%	39.28%
2012	0.50%	9,975	17.445656	174,020	0.81%	19.84%
2012	0.80%	1,605	26.089050	41,873	0.81%	19.48%
2011	0.50%	13,733	14.557095	199,913	0.43%	-5.54%
2011	0.80%	1,759	21.834904	38,408	0.43%	-5.83%
2010	0.50%	15,600	15.411290	240,416	0.59%	25.97%
2010	0.80%	1,752	23.185502	40,621	0.59%	25.60%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2014	0.50%	3,838	25.888504	99,360	0.17%	0.31%
2014	0.80%	665	60.255595	40,070	0.17%	0.01%
2013	0.50%	3,768	25.807862	97,244	0.14%	40.20%
2013	0.80%	836	60.248434	50,368	0.14%	39.78%
2012	0.50%	3,449	18.407411	63,487	0.14%	14.93%
2012	0.80%	1,018	43.101045	43,877	0.14%	14.58%
2011	0.50%	5,224	16.016880	83,672	0.54%	-6.03%
2011	0.80%	1,267	37.616516	47,660	0.54%	-6.31%
2010	0.50%	5,584	17.044456	95,176	0.29%	24.69%
2010	0.80%	1,836	40.149925	73,715	0.29%	24.32%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2014	0.50%	182	23.837164	4,338	0.74%	8.26%
2013	0.50%	184	22.019016	4,051	0.83%	36.02%
2011	0.50%	317	13.707902	4,345	0.00%	-2.72%
2010	0.80%	270	14.020971	3,786	0.10%	7.93%
NVIT Real Estate Fund - Class I (NVRE1)
2014	0.50%	276	15.234505	4,205	3.00%	28.24%
2013	0.50%	279	11.879551	3,314	1.69%	2.53%
2011	0.50%	6,043	10.056852	60,774	0.92%	5.97%
2010	0.50%	5,030	9.490250	47,736	1.89%	29.53%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Balanced Fund - Class I (ACVB)
2014	0.50%	5,155	$21.215010	$109,363	1.52%	9.31%
2014	0.80%	2,135	39.242612	83,783	1.52%	8.98%
2013	0.50%	6,585	19.408917	127,808	1.58%	16.84%
2013	0.80%	2,446	36.009620	88,080	1.58%	16.49%
2012	0.50%	6,921	16.611389	114,967	2.04%	11.24%
2012	0.80%	2,924	30.911891	90,386	2.04%	10.91%
2011	0.50%	8,012	14.932609	119,640	1.89%	4.81%
2011	0.80%	3,436	27.871548	95,767	1.89%	4.49%
2010	0.50%	9,299	14.247616	132,489	1.91%	11.08%
2010	0.80%	4,287	26.672710	114,346	1.91%	10.75%
VP Capital Appreciation Fund - Class I (ACVCA)
2014	0.50%	1,770	28.900042	51,153	0.00%	7.60%
2014	0.80%	1,384	51.364716	71,089	0.00%	7.28%
2013	0.50%	1,749	26.858324	46,975	0.00%	30.27%
2013	0.80%	1,685	47.879398	80,677	0.00%	29.88%
2012	0.50%	1,628	20.617570	33,565	0.00%	15.42%
2012	0.80%	1,821	36.864587	67,130	0.00%	15.08%
2011	0.50%	4,488	17.862833	80,168	0.00%	-6.97%
2011	0.80%	1,887	32.035223	60,450	0.00%	-7.25%
2010	0.50%	5,228	19.201550	100,386	0.00%	30.64%
2010	0.80%	2,139	34.539358	73,880	0.00%	30.25%
VP Income & Growth Fund - Class I (ACVIG)
2014	0.50%	318	21.865496	6,953	2.04%	11.94%
2014	0.80%	776	21.252856	16,492	2.04%	11.61%
2013	0.50%	25	19.532854	488	2.17%	35.14%
2013	0.80%	1,127	19.042593	21,461	2.17%	34.74%
2012	0.50%	16	14.453410	231	2.10%	14.17%
2012	0.80%	1,356	14.132942	19,164	2.10%	13.83%
2011	0.50%	107	12.659487	1,355	1.47%	2.60%
2011	0.80%	1,448	12.416062	17,978	1.47%	2.29%
2010	0.50%	1,140	12.338840	14,066	1.55%	13.58%
2010	0.80%	1,426	12.137849	17,309	1.55%	13.24%
VP International Fund - Class I (ACVI)
2014	0.50%	954	18.439963	17,592	1.76%	-5.98%
2014	0.80%	502	27.521800	13,816	1.76%	-6.26%
2013	0.50%	1,261	19.612364	24,731	1.73%	21.80%
2013	0.80%	555	29.359593	16,295	1.73%	21.44%
2012	0.50%	1,426	16.102117	22,962	0.98%	20.56%
2012	0.80%	646	24.177125	15,618	0.98%	20.19%
2011	0.50%	4,062	13.356579	54,254	1.44%	-12.48%
2011	0.80%	652	20.115095	13,115	1.44%	-12.74%
2010	0.50%	5,179	15.261114	79,037	2.70%	12.73%
2010	0.80%	705	23.052345	16,252	2.70%	12.39%
VP Ultra(R) Fund - Class I (ACVU1)
2014	0.80%	21	19.042733	400	0.46%	9.12%
2013	0.80%	59	17.451408	1,030	0.60%	35.98%
2012	0.80%	101	12.833579	1,296	0.00%	13.01%
2011	0.80%	144	11.355687	1,635	0.00%	0.26%
2010	0.80%	195	11.325943	2,209	0.09%	15.16%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Value Fund - Class I (ACVV)
2014	0.50%	5,639	$23.839291	$134,430	1.54%	12.52%
2014	0.80%	612	40.097866	24,540	1.54%	12.18%
2013	0.50%	6,041	21.187486	127,994	1.63%	31.07%
2013	0.80%	819	35.744547	29,275	1.63%	30.68%
2012	0.50%	7,746	16.165101	125,215	1.87%	14.00%
2012	0.80%	975	27.353345	26,670	1.87%	13.66%
2011	0.50%	9,744	14.179559	138,166	1.98%	0.51%
2011	0.80%	1,099	24.065812	26,448	1.98%	0.21%
2010	0.50%	10,818	14.107366	152,613	2.27%	12.86%
2010	0.80%	1,410	24.015065	33,861	2.27%	12.52%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2014	0.50%	567	27.620103	15,661	0.58%	4.60%
2014	0.80%	417	26.563083	11,077	0.58%	4.28%
2013	0.50%	167	26.406160	4,410	1.13%	40.01%
2013	0.80%	870	25.471900	22,161	1.13%	39.59%
2012	0.50%	166	18.859865	3,131	0.47%	15.16%
2012	0.80%	1,011	18.247194	18,448	0.47%	14.82%
2011	0.50%	382	16.376687	6,256	0.57%	0.06%
2011	0.80%	995	15.892376	15,813	0.57%	-0.24%
2010	0.50%	102	16.366486	1,669	0.57%	25.20%
2010	0.80%	1,036	15.930108	16,504	0.57%	24.82%
Appreciation Portfolio - Initial Shares (DCAP)
2014	0.50%	15	20.170111	303	1.82%	7.55%
2014	0.80%	339	25.261381	8,564	1.82%	7.23%
2013	0.50%	15	18.753732	281	1.95%	20.50%
2013	0.80%	397	23.558053	9,353	1.95%	20.14%
2012	0.50%	15	15.563343	233	3.62%	9.88%
2012	0.80%	435	19.609067	8,530	3.62%	9.55%
2011	0.50%	16	14.164194	227	1.65%	8.47%
2011	0.80%	561	17.899937	10,042	1.65%	8.15%
2010	0.50%	16	13.058266	209	2.30%	14.74%
2010	0.80%	568	16.551777	9,401	2.30%	14.40%
Growth and Income Portfolio - Initial Shares (DGI)
2014	0.50%	1,128	20.079945	22,650	0.79%	9.53%
2014	0.80%	275	24.400541	6,710	0.79%	9.20%
2013	0.50%	1,096	18.333513	20,094	0.92%	36.10%
2013	0.80%	286	22.345264	6,391	0.92%	35.69%
2012	0.50%	1,053	13.470538	14,184	1.48%	17.48%
2012	0.80%	278	16.467463	4,578	1.48%	17.13%
2011	0.80%	1,099	14.059096	15,451	1.14%	-3.57%
2010	0.50%	676	11.854514	8,014	1.25%	18.02%
2010	0.80%	1,369	14.579135	19,959	1.25%	17.66%
Quality Bond Fund II - Primary Shares (FQB)
2014	0.50%	574	17.448407	10,015	3.91%	3.28%
2014	0.80%	492	16.747756	8,240	3.91%	2.97%
2013	0.50%	823	16.895028	13,905	4.28%	0.53%
2013	0.80%	505	16.265318	8,214	4.28%	0.23%
2012	0.50%	804	16.805776	13,512	5.54%	9.17%
2012	0.80%	585	16.228008	9,493	5.54%	8.85%
2011	0.50%	3,769	15.393648	58,019	5.92%	1.76%
2011	0.80%	751	14.909191	11,197	5.92%	1.46%
2010	0.50%	4,951	15.126871	74,893	4.69%	7.96%
2010	0.80%	811	14.694701	11,917	4.69%	7.64%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Equity-Income Portfolio - Initial Class (FEIP)
2014	0.50%	9,133	$20.225352	$184,718	2.83%	8.18%
2014	0.80%	648	75.615605	48,999	2.83%	7.85%
2013	0.50%	9,791	18.696717	183,060	2.52%	27.51%
2013	0.80%	736	70.110604	51,601	2.52%	27.13%
2012	0.50%	8,544	14.663112	125,282	3.01%	16.72%
2012	0.80%	1,254	55.150112	69,158	3.01%	16.37%
2011	0.50%	7,419	12.562508	93,201	2.50%	0.47%
2011	0.80%	2,195	47.391689	104,025	2.50%	0.17%
2010	0.50%	7,173	12.503874	89,690	1.54%	14.58%
2010	0.80%	2,434	47.311929	115,157	1.54%	14.23%
High Income Portfolio - Initial Class (FHIP)
2014	0.50%	955	24.779619	23,665	5.72%	0.65%
2014	0.80%	477	45.131945	21,528	5.72%	0.35%
2013	0.50%	1,039	24.619418	25,580	5.83%	5.42%
2013	0.80%	270	44.974878	12,143	5.83%	5.10%
2012	0.50%	977	23.353979	22,817	5.84%	13.66%
2012	0.80%	353	42.791316	15,105	5.84%	13.32%
2011	0.50%	1,019	20.547736	20,938	6.50%	3.51%
2011	0.80%	362	37.762814	13,670	6.50%	3.20%
2010	0.50%	1,135	19.850314	22,530	6.15%	13.26%
2010	0.80%	390	36.590379	14,270	6.15%	12.92%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2014	0.50%	600	19.832574	11,900	1.51%	5.31%
2014	0.80%	456	46.213383	21,073	1.51%	4.99%
2013	0.50%	644	18.833440	12,129	1.57%	15.13%
2013	0.80%	463	44.017089	20,380	1.57%	14.78%
2012	0.50%	691	16.358501	11,304	1.94%	11.92%
2012	0.80%	496	38.347550	19,020	1.94%	11.58%
2011	0.50%	743	14.616312	10,860	1.92%	-3.05%
2011	0.80%	315	34.366682	10,826	1.92%	-3.34%
2010	0.50%	792	15.075429	11,940	1.58%	13.69%
2010	0.80%	327	35.552451	11,626	1.58%	13.35%
VIP Contrafund(R) Portfolio - Initial Class (FCP)
2014	0.50%	15,534	28.203142	438,108	0.94%	11.39%
2014	0.80%	1,678	59.862092	100,449	0.94%	11.05%
2013	0.50%	16,408	25.320385	415,457	1.02%	30.63%
2013	0.80%	2,041	53.904784	110,020	1.02%	30.24%
2012	0.50%	16,565	19.382994	321,079	1.13%	15.83%
2012	0.80%	3,546	41.388520	146,764	1.13%	15.49%
2011	0.50%	24,596	16.733387	411,574	1.00%	-3.01%
2011	0.80%	3,877	35.838413	138,946	1.00%	-3.30%
2010	0.50%	22,654	17.252816	390,845	1.15%	16.63%
2010	0.80%	5,444	37.061698	201,764	1.15%	16.28%
VIP Growth Opportunities Portfolio - Initial Class (FGOP)
2014	0.50%	106	23.009478	2,439	0.19%	11.64%
2014	0.80%	307	20.863405	6,405	0.19%	11.31%
2013	0.50%	455	20.609898	9,378	0.31%	37.21%
2013	0.80%	347	18.743766	6,504	0.31%	36.80%
2012	0.50%	103	15.020591	1,547	0.29%	19.01%
2012	0.80%	1,029	13.701547	14,099	0.29%	18.66%
2011	0.50%	788	12.620807	9,945	0.18%	1.79%
2011	0.80%	1,070	11.547159	12,355	0.18%	1.48%
2010	0.50%	908	12.399181	11,258	0.21%	23.12%
2010	0.80%	889	11.378392	10,115	0.21%	22.75%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Growth Portfolio - Initial Class (FGP)
2014	0.50%	11,719	$20.190558	$236,613	0.18%	10.74%
2014	0.80%	1,801	73.486182	132,349	0.18%	10.41%
2013	0.50%	12,367	18.231978	225,475	0.30%	35.66%
2013	0.80%	2,098	66.557026	139,637	0.30%	35.25%
2012	0.50%	11,298	13.439854	151,843	0.59%	14.12%
2012	0.80%	2,506	49.210357	123,321	0.59%	13.77%
2011	0.50%	12,830	11.777410	151,104	0.34%	-0.30%
2011	0.80%	2,797	43.253084	120,979	0.34%	-0.59%
2010	0.50%	14,984	11.812407	176,997	0.26%	23.55%
2010	0.80%	3,286	43.511676	142,979	0.26%	23.18%
VIP Overseas Portfolio - Initial Class (FOP)
2014	0.50%	2,295	18.549433	42,571	1.31%	-8.54%
2014	0.80%	635	31.357900	19,912	1.31%	-8.81%
2013	0.50%	2,354	20.280461	47,740	1.30%	29.79%
2013	0.80%	703	34.387281	24,174	1.30%	29.40%
2012	0.50%	2,710	15.626055	42,347	1.48%	20.14%
2012	0.80%	1,045	26.574860	27,771	1.48%	19.78%
2011	0.50%	5,185	13.006847	67,441	1.40%	-17.58%
2011	0.80%	1,111	22.187015	24,650	1.40%	-17.82%
2010	0.50%	5,123	15.780471	80,843	1.43%	12.55%
2010	0.80%	1,397	26.999105	37,718	1.43%	12.21%
VIP Value Strategies Portfolio - Service Class (FVSS)
2014	0.50%	78	24.605195	1,919	0.90%	6.16%
2014	0.80%	657	24.064985	15,811	0.90%	5.84%
2013	0.50%	77	23.177391	1,785	0.81%	29.79%
2013	0.80%	744	22.736642	16,916	0.81%	29.41%
2012	0.50%	75	17.856980	1,339	0.38%	26.47%
2012	0.80%	759	17.570001	13,336	0.38%	26.09%
2011	0.50%	72	14.120004	1,017	0.94%	-9.30%
2011	0.80%	1,203	13.934920	16,764	0.94%	-9.57%
2010	0.50%	69	15.568077	1,074	0.46%	25.82%
2010	0.80%	1,231	15.410121	18,970	0.46%	25.45%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2014	0.80%	737	20.359563	15,005	1.72%	-0.19%
2013	0.80%	736	20.398673	15,013	2.32%	-0.18%
2012	0.80%	795	20.436462	16,247	2.74%	3.77%
2011	0.50%	204	11.765513	2,400	4.28%	-0.21%
2011	0.80%	782	19.694057	15,401	4.28%	-0.51%
2010	0.80%	764	19.794631	15,123	10.58%	4.45%
Balanced Portfolio - I Class Shares (AMBP)
2014	0.50%	21,368	17.008569	363,439	0.00%	3.66%
2014	0.80%	6,119	33.608911	205,653	0.00%	3.35%
2013	0.50%	22,522	16.407522	369,530	0.00%	17.89%
2013	0.80%	7,483	32.518664	243,337	0.00%	17.54%
2012	0.50%	22,843	13.917384	317,915	0.00%	8.80%
2012	0.80%	9,148	27.666206	253,090	0.00%	8.47%
2011	0.50%	23,664	12.792242	302,716	0.30%	-1.13%
2011	0.80%	11,291	25.506132	287,990	0.30%	-1.42%
2010	0.50%	24,197	12.937942	313,059	0.99%	18.24%
2010	0.80%	12,682	25.873996	328,134	0.99%	17.88%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Growth Portfolio - I Class Shares (AMTG)
2014	0.50%	6,307	$25.712957	$162,172	0.00%	6.36%
2014	0.80%	506	52.787243	26,710	0.00%	6.04%
2013	0.50%	6,325	24.175775	152,912	0.00%	31.19%
2013	0.80%	603	49.780631	30,018	0.00%	30.80%
2012	0.50%	5,670	18.427557	104,484	0.00%	12.04%
2012	0.80%	1,080	38.058319	41,103	0.00%	11.70%
2011	0.50%	5,356	16.447598	88,093	0.00%	-0.71%
2011	0.80%	1,428	34.071422	48,654	0.00%	-1.01%
2010	0.50%	5,576	16.565488	92,369	0.00%	30.68%
2010	0.80%	1,769	34.418528	60,886	0.00%	30.29%
Guardian Portfolio - I Class Shares (AMGP)
2014	0.50%	866	22.579431	19,554	0.45%	8.48%
2014	0.80%	284	22.288104	6,330	0.45%	8.16%
2013	0.50%	861	20.813597	17,921	0.82%	38.12%
2013	0.80%	332	20.606782	6,841	0.82%	37.71%
2012	0.50%	843	15.068893	12,703	0.28%	12.16%
2012	0.80%	407	14.963947	6,090	0.28%	11.83%
2011	0.50%	832	13.434865	11,178	0.46%	-3.42%
2011	0.80%	444	13.381489	5,941	0.46%	-3.71%
2010	0.50%	1,239	13.911056	17,236	0.33%	18.42%
2010	0.80%	566	13.897336	7,866	0.33%	18.07%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2014	0.50%	1,766	20.950039	36,998	0.73%	9.30%
2014	0.80%	34	49.126371	1,670	0.73%	8.98%
2013	0.50%	1,972	19.166657	37,797	1.31%	30.48%
2013	0.80%	34	45.079527	1,533	1.31%	30.09%
2012	0.50%	2,490	14.689111	36,576	0.38%	16.02%
2012	0.80%	35	34.652161	1,213	0.38%	15.67%
2011	0.50%	3,893	12.661266	49,290	0.00%	-11.80%
2011	0.80%	55	29.958324	1,648	0.00%	-12.06%
2010	0.50%	3,990	14.355039	57,277	0.51%	15.09%
2010	0.80%	164	34.067932	5,587	0.51%	14.74%
Capital Income Fund/VA - Non-Service Shares (OVMS)
2014	0.50%	505	15.091346	7,621	2.16%	7.66%
2014	0.80%	35	38.678263	1,354	2.16%	7.34%
2013	0.50%	719	14.017855	10,079	2.25%	12.60%
2013	0.80%	36	36.034905	1,297	2.25%	12.27%
2012	0.50%	848	12.448701	10,556	1.34%	11.78%
2012	0.80%	238	32.097298	7,639	1.34%	11.44%
2011	0.50%	840	11.136927	9,355	2.24%	0.22%
2011	0.80%	228	28.801503	6,567	2.24%	-0.08%
2010	0.50%	830	11.112646	9,223	1.88%	12.35%
2010	0.80%	223	28.824840	6,428	1.88%	12.02%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2014	0.50%	2,825	19.339075	54,633	0.46%	14.83%
2014	0.80%	2,653	26.977341	71,571	0.46%	14.49%
2013	0.50%	2,645	16.841069	44,545	0.93%	29.09%
2013	0.80%	3,295	23.563276	77,641	0.93%	28.71%
2012	0.50%	3,471	13.045743	45,282	0.66%	13.55%
2012	0.80%	4,036	18.307827	73,890	0.66%	13.21%
2011	0.50%	4,636	11.489163	53,264	0.36%	-1.64%
2011	0.80%	4,257	16.171947	68,844	0.36%	-1.94%
2010	0.50%	6,490	11.680876	75,809	0.18%	8.87%
2010	0.80%	5,129	16.491096	84,583	0.18%	8.55%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Core Bond Fund/VA - Non-Service Shares (OVB)
2014	0.50%	648	$12.470017	$8,081	5.96%	6.73%
2014	0.80%	229	23.669529	5,420	5.96%	6.41%
2013	0.50%	1,330	11.683684	15,539	5.63%	-0.60%
2013	0.80%	231	22.243594	5,138	5.63%	-0.90%
2012	0.50%	1,224	11.753895	14,387	4.99%	9.74%
2012	0.80%	473	22.444505	10,616	4.99%	9.41%
2011	0.50%	1,206	10.710654	12,917	5.65%	7.73%
2011	0.80%	524	20.513983	10,749	5.65%	7.41%
2010	0.50%	1,172	9.942296	11,652	1.77%	10.86%
2010	0.80%	497	19.099412	9,492	1.77%	10.53%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2014	0.50%	4,479	24.673900	110,514	1.09%	1.78%
2014	0.80%	828	63.695578	52,740	1.09%	1.48%
2013	0.50%	4,898	24.241882	118,737	1.42%	26.67%
2013	0.80%	910	62.768366	57,119	1.42%	26.29%
2012	0.50%	4,602	19.137540	88,071	2.23%	20.66%
2012	0.80%	1,411	49.700720	70,128	2.23%	20.30%
2011	0.50%	6,361	15.860887	100,891	1.27%	-8.75%
2011	0.80%	1,505	41.315188	62,179	1.27%	-9.02%
2010	0.50%	6,650	17.381105	115,584	1.47%	15.39%
2010	0.80%	1,671	45.410978	75,882	1.47%	15.04%
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2014	0.50%	1,151	19.957765	22,971	5.08%	1.67%
2014	0.80%	548	26.365744	14,448	5.08%	1.37%
2013	0.50%	1,202	19.629032	23,594	2.06%	-9.62%
2013	0.80%	577	26.009363	15,007	2.06%	-9.89%
2012	0.50%	3,694	21.718706	80,229	2.17%	5.02%
2012	0.80%	568	28.864790	16,395	2.17%	4.71%
2011	0.50%	3,748	20.680148	77,509	7.68%	7.60%
2011	0.80%	572	27.567293	15,768	7.68%	7.28%
2010	0.50%	3,758	19.219131	72,225	3.48%	5.67%
2010	0.80%	657	25.696459	16,883	3.48%	5.35%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2014	0.50%	2,074	38.824686	80,522	0.55%	-0.91%
2014	0.80%	651	28.412384	18,496	0.55%	-1.21%
2013	0.50%	2,074	39.181707	81,263	1.59%	11.46%
2013	0.80%	1,228	28.759870	35,317	1.59%	11.13%
2012	0.50%	2,497	35.152690	87,776	0.00%	29.16%
2012	0.80%	1,333	25.880034	34,498	0.00%	28.77%
2011	0.50%	3,245	27.216583	88,318	1.06%	-26.11%
2011	0.80%	1,439	20.097645	28,921	1.06%	-26.33%
2010	0.50%	3,065	36.832637	112,892	0.61%	26.21%
2010	0.80%	2,193	27.280173	59,825	0.61%	25.83%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2014	0.50%	1,430	33.367803	47,716	0.09%	-19.51%
2014	0.80%	141	52.714985	7,433	0.09%	-19.75%
2013	0.50%	1,448	41.454084	60,026	0.77%	9.98%
2013	0.80%	154	65.687029	10,116	0.77%	9.65%
2012	0.50%	2,197	37.691455	82,808	0.54%	2.87%
2012	0.80%	158	59.904316	9,465	0.54%	2.56%
2011	0.50%	2,645	36.640068	96,913	1.22%	-16.87%
2011	0.80%	196	58.408748	11,448	1.22%	-17.12%
2010	0.50%	2,658	44.073744	117,148	0.34%	28.59%
2010	0.80%	457	70.469847	32,205	0.34%	28.21%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-3 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage VT Discovery Fund (SVDF)
2014	0.50%	1,745	$35.271412	$61,549	0.00%	-0.15%
2014	0.80%	234	75.920836	17,765	0.00%	-0.44%
2013	0.50%	1,788	35.322815	63,157	0.01%	43.08%
2013	0.80%	303	76.260026	23,107	0.01%	42.66%
2012	0.50%	1,335	24.686869	32,957	0.00%	17.15%
2012	0.80%	583	53.457547	31,166	0.00%	16.80%
2011	0.50%	1,610	21.073464	33,928	0.00%	-0.08%
2011	0.80%	570	45.770390	26,089	0.00%	-0.38%
2010	0.50%	2,251	21.089703	47,473	0.00%	34.87%
2010	0.80%	460	45.943029	21,134	0.00%	34.46%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2014	0.50%	4,174	25.076876	104,671	0.06%	9.87%
2014	0.80%	350	97.269761	34,044	0.06%	9.54%
2013	0.50%	4,667	22.823494	106,517	0.20%	30.03%
2013	0.80%	405	88.795213	35,962	0.20%	29.64%
2012	0.50%	4,443	17.552953	77,988	0.10%	14.94%
2012	0.80%	554	68.495126	37,946	0.10%	14.60%
2011	0.50%	4,781	15.270826	73,010	0.14%	-5.99%
2011	0.80%	594	59.769284	35,503	0.14%	-6.27%
2010	0.50%	5,710	16.243745	92,752	0.76%	23.14%
2010	0.80%	643	63.767991	41,003	0.76%	22.77%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.50%	277	9.678019	2,681	0.76%	17.23%
2013	0.80%	84	9.514826	799	0.76%	16.87%
2012	0.80%	142	8.141051	1,156	0.73%	14.65%
2011	0.80%	203	7.100526	1,441	1.18%	-10.48%
2010	0.80%	261	7.931942	2,070	0.90%	12.37%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.50%	231	11.826670	2,732	1.72%	20.74%
2013	0.80%	548	11.627292	6,372	1.72%	20.37%
2012	0.80%	420	9.659227	4,057	0.60%	14.85%
2011	0.80%	454	8.409948	3,818	1.14%	-10.09%
2010	0.50%	294	9.428595	2,772	0.79%	13.47%
2010	0.80%	480	9.353449	4,490	0.79%	13.13%
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (obsolete) (NVAGF6)
2010	0.80%	37	12.142296	449	5.72%	6.90%
Credit Suisse Trust - International Equity Flex III Portfolio (obsolete) (CSIEF3)
2010	0.50%	1,076	11.285605	12,143	0.07%	11.67%
2010	0.80%	927	11.250005	10,429	0.07%	11.34%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	0.50%	3,266	10.819699	35,337	0.15%	13.89%
2010	0.80%	724	16.948037	12,270	0.15%	13.55%
2014	Contract owners equity:				$17,356,499
2013	Contract owners equity:				$17,444,780
2012	Contract owners equity:				$15,271,828
2011	Contract owners equity:				$15,790,875
2010	Contract owners equity:				$17,288,269

*

This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.

****	This represents the date the underlying mutual fund option was initially added and funded.